                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897

                                THE ROXBURY FUNDS
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         6001 Shady Oak Road Suite 200
                              MINNETONKA, MN 55343
              -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Lance Simpson
                        Roxbury Capital Management, LLC
                         6001 Shady Oak Road Suite 200
                              MINNETONKA, MN 55343
                   -------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                            18th and Cherry Streets
                          Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (952) 230-6140

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: DECEMBER 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1. REPORTS TO STOCKHOLDERS.

The Report to Stockholders is attached herewith.

                            [THE ROXBURY FUNDS LOGO]
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2009

                             SMALL-CAP GROWTH FUND

                                  (UNAUDITED)

                           TELEPHONE: (800) 497-2920

                              WWW.ROXBURYFUNDS.COM

                               THE ROXBURY FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS .........................................................    3

ROXBURY SMALL-CAP GROWTH FUND
  Investment Review ............................................................    4

  Schedule of Investments ......................................................    6

FUND EXPENSE EXAMPLES ..........................................................    9

FINANCIAL STATEMENTS
  Statements of Assets and Liabilities .........................................   10

  Statements of Operations .....................................................   11

  Statements of Changes in Net Assets ..........................................   12

FINANCIAL HIGHLIGHTS ...........................................................   13

NOTES TO FINANCIAL STATEMENTS ..................................................   14

BOARD APPROVAL OF ADVISORY AGREEMENT ...........................................   17

LETTER TO SHAREHOLDERS

[PHOTO OF BRIAN C. BEH]

President, The Roxbury Funds

DEAR SHAREHOLDERS,

      What a difference a year makes. In 2008 investors were rightly worried about a global collapse in financial markets which resulted in nearly every asset class being down by 30% or more. The collapse was driven primarily by the combination of enormous amounts of leverage supporting poorly underwritten credit, especially in the housing sector. The magnitude of the mess created fears of a depression on a scale not seen since the 1930's. Fast forward twelve months, following enormous infusions of support from governments and federal banks around the world, and the conversations have shifted to a moderate economic recovery and the potential for future inflation. Debates are now raging about the size and scope of the liquidity infusions used to achieve this global stabilization. Quantifying the future risks resulting from these injections of capital won't be easy and are likely to unfold over many years.

      For shareholders in Roxbury's Small Cap Growth Fund, 2009 was a very strong absolute as well as relative return year. After a tie in 2008, we were able to add over 800 basis points of relative return to the Russell 2000 Growth Index in 2009, and achieve a better than 40% return. Our portfolio's excess return was driven by exceptional stock selection in Health Care and Information Technology coupled with a modest overweight in Consumer Discretionary and an underweight position in the Industrials sector.

      Many of the Small Cap companies we own have responded to the economic challenges well by either taking advantage of innovative new products, cutting costs, or taking market share from weaker rivals. It is these high quality growing companies that we seek to identify and own at appropriate valuation levels. We remain confident in our investment philosophy and process, and believe that it will lead us to some of the most promising companies of the future.

      As always, we appreciate the trust you have placed in us to be good stewards of your capital. We welcome the opportunity to discuss our Fund with you.

            Sincerely,

            /s/ Brian C. Beh
            -------------------
            Brian C. Beh
            President
            The Roxbury Funds

THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

INVESTMENT REVIEW

      During the fourth quarter, equity market returns continued their march into positive territory, albeit at a more moderate pace. After two quarters of strong double digit results, broad market returns were more modest in the three months ending December 31, 2009. All U.S. equity benchmarks were positive for the quarter with nearly every style index posting better than 20% appreciation for the year. Evidence continued to favor a broadening U.S. and global economic recovery, based on massive government support. As was the case earlier in the year, sectors with more exposure to the cyclical economic demands led the market during the quarter.

      The Russell 2000 Growth Index advanced more than 4% in the quarter and finished the year up more than 34%. The best performing sectors over the most recent three months included consumer staples, energy and materials. The low quality, low priced stock and smaller capitalization biases that influenced the index in the second quarter paused somewhat during the third quarter and reversed themselves during the fourth quarter. In fact, larger capitalization and higher quality factors proved to be beneficial to index returns in the most recent quarter.

      For the most recent quarter, the Roxbury Small-Cap Growth strategy returned nearly 6% net of fees and outperformed the index by nearly 2%. Our excess return was generated by strong stock selection in industrials and information technology, while modest underperformance was present in telecommunication services.

      Over the last six months the Roxbury Small Cap Growth Fund returned nearly 25% as the rebound off of the March lows moved into high gear. Investor perceptions of the economy moved from severely pessimistic, to neutral to slightly optimistic over this six month period. This revaluation of stocks propelled many of our larger holdings higher. The Bears gave way to Bulls given the unprecedented liquidity global governments began pumping into the monetary systems.

      For the year ended December 31, 2009, our Small-Cap Growth strategy returned more than 42% net of fees, outperforming the index by nearly 8%. Our portfolio's excess return was driven by exceptional stock selection in health care and information technology.

      As the calendar rolls into 2010, we can reflect on the challenges that faced all investors in 2009. Lest we forget, the economy and markets were on the precipice of the next Great Depression nearly twelve months ago. Economic and employment challenges drove small cap earnings growth into negative territory for nearly two years. Through strong leadership at many companies, massive government support and productive gains, the small-cap universe is poised to post significant earnings gains off their currently depressed levels. Those companies that managed their businesses most effectively through the downturn are likely to see the largest gains in their future earnings streams. It is those high quality, growing companies that we seek to identify and own at appropriate valuations. As always, we appreciate the trust you have placed in us to be good stewards of your capital. We welcome the opportunity to discuss our Fund with you.

Very truly yours,

Nick A. Blankl, CFA                 Robert Marvin, CFA, CPA
Portfolio Manager/Analyst           Portfolio Manager/Analyst
/s/ Nick A. Blankl                  /s/ Robert Marvin




Brian Smoluch, CFA                  David G. Swank, CFA
Portfolio Manager/Analyst           Portfolio Manager/Analyst
/s/ Brian Smoluch                   /s/ David G. Swank

TOP TEN HOLDINGS (UNAUDITED)                       % OF PORTFOLIO
Veeco Instruments, Inc. ...................             3.6%
Inverness Medical Innovations, Inc. .......             3.2%
Catalyst Health Solutions, Inc. ...........             2.8%
United Therapeutics Corp. .................             2.1%
TNS, Inc. .................................             2.0%
SBA Communications Corp. - Class A ........             1.8%
NBTY, Inc. ................................             1.7%
Whiting Petroleum Corp. ...................             1.7%
Aegean Marine Petroleum Network, Inc. .....             1.7%
optionsXpress Holdings, Inc. ..............             1.7%

SECTOR BREAKDOWN (UNAUDITED)                       % OF PORTFOLIO
Common Stocks
  Information Technology ..................            25.3%
  Health Care .............................            20.2%
  Consumer Discretionary ..................            15.7%
  Industrials .............................            13.0%
  Financials ..............................             8.0%
  Materials ...............................             4.2%
  Telecommunication Services ..............             4.1%
  Energy ..................................             4.0%
  Consumer Staples ........................             3.7%
Short-Term Investments ....................             1.8%
TOTAL .....................................           100.0%

PORTFOLIO STATISTICS (UNAUDITED)
Number of Holdings ........................              89
Market Cap (wtd. median, mil.) ............         $ 1,300
Price/Book Value (wtd. avg.) ..............             2.3x
Price/Earnings (wtd. avg.) ................            19.6x
Beta ......................................            0.94%
Standard Deviation ........................           20.03%
Portfolio Turnover ........................             177%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available electronically on the SEC's web-site at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call (202) 551-8090.

Portfolio holdings are subject to change at any time.

                         ROXBURY SMALL-CAP GROWTH FUND

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the period ended December 31, 2009.

               Return For the Six Months Ended December 31, 2009

                                                                           AVERAGE ANNUAL TOTAL RETURNS
                                                          SIX         ----------------------------------------
                                                        MONTHS                                      SINCE
                                                    TOTAL RETURN(1)    1 YEAR         5 YEARS     INCEPTION(2)
                                                    ---------------   ----------   ------------   ------------
Roxbury Small-Cap Growth Fund
  Institutional Shares                                   25.74%         42.42%         0.62%          9.17%
Russell 2000(R) Growth Index(3)                          20.75%         34.45%         0.89%          8.53%

FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES: GROSS 1.47%, NET 1.25%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

      An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

      The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

      Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

      The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1)   Not annualized.

(2)   The Institutional Shares commenced operations on January 2, 2003.

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of 2,000 companies in the small capitalization segment of the U.S. equity market.

(4) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2009 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net
      Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2009 (Unaudited)

                                                                                    Value
                                                               Shares              (Note 2)
                                                        --------------------    ---------------
COMMON STOCK - 97.7%
 CONSUMER DISCRETIONARY - 15.7%
  CASINOS & GAMING - 1.5%
   Bally Technologies, Inc.* ...................                      37,810    $    1,561,175
                                                                                --------------
  DIVERSIFIED CONSUMER SERVICES - 0.6%
   ChinaCast Education Corp.* ..................                      83,770           633,301
                                                                                --------------
  HOTELS, RESTAURANTS & LEISURE - 2.0%
   Brinker International, Inc ..................                      90,725         1,353,617
   Texas Roadhouse, Inc. - Class A* ............                      57,755           648,589
                                                                                --------------
                                                                                     2,002,206
                                                                                --------------
  HOUSEHOLD DURABLES - 2.5%
   Jarden Corp. ................................                      40,670         1,257,110
   Ryland Group, Inc ...........................                      63,235         1,245,730
                                                                                --------------
                                                                                     2,502,840
                                                                                --------------
  MULTI-LINE RETAIL - 2.1%
   Big Lots, Inc.* .............................                      32,780           949,964
   Dollar Tree, Inc.* ..........................                      24,920         1,203,636
                                                                                --------------
                                                                                     2,153,600
                                                                                --------------

  SPECIALTY RETAIL - 3.3%
   Citi Trends, Inc.* ..........................                      24,165           667,437
   Genesco Inc.* ...............................                      39,274         1,078,464
   Hhgregg, Inc.* ..............................                      32,045           705,951
   RadioShack Corp. ............................                      44,770           873,015
                                                                                --------------
                                                                                     3,324,867
                                                                                --------------
  TEXTILES, APPAREL & LUXURY GOODS - 3.7%
   Deckers Outdoor Corp.* ......................                       6,945           706,445
   Phillips-Van Heusen Corp. ...................                      21,245           864,247
   Skechers U.S.A., Inc.* ......................                      43,075         1,266,836
   Wolverine World Wide, Inc. ..................                      36,225           986,045
                                                                                --------------
                                                                                     3,823,573
                                                                                --------------
  TOTAL CONSUMER DISCRETIONARY .................                                    16,001,562
                                                                                --------------

CONSUMER STAPLES - 3.7%
  FOOD & STAPLES RETAILING - 0.9%
   United Natural Foods, Inc.* .................                      34,429           920,631
                                                                                --------------

  FOOD PRODUCTS - 1.0%
   Chiquita Brands International, Inc.* ........                      57,920         1,044,877
                                                                                --------------

  PERSONAL PRODUCTS - 1.8%
   NBTY, Inc.* .................................                      40,820         1,777,303
                                                                                --------------
  TOTAL CONSUMER STAPLES .......................                                     3,742,811
                                                                                --------------

 ENERGY - 3.9%
  OIL, GAS & CONSUMABLE FUELS - 3.9%
   Carrizo Oil & Gas, Inc.* ....................                      48,060         1,273,109
   Comstock Resources, Inc.* ...................                      24,890         1,009,787
   Whiting Petroleum Corp.* ....................                      24,305         1,737,078
                                                                                --------------
                                                                                     4,019,974
                                                                                --------------
  TOTAL ENERGY .................................                                     4,019,974
                                                                                --------------

 FINANCIALS - 8.0%
  CAPITAL MARKETS - 1.7%
   optionsXpress Holdings, Inc. ................                     109,220         1,687,449
                                                                                --------------
  COMMERCIAL BANK - 0.4%
   Umpqua Holdings Corp. .......................                      30,805           413,095
                                                                                --------------
  CONSUMER FINANCE - 1.3%
   First Cash Financial Services, Inc.* ........                      58,485         1,297,782
                                                                                --------------
  INSURANCE - 0.9%
   Tower Group, Inc. ...........................                      40,410           945,998
                                                                                --------------
  INVESTMENT BANKING & BROKERAGE - 0.7%
   MF Global Holdings Ltd.* ....................                     101,875           708,031
                                                                                --------------
  REAL ESTATE INVESTMENT TRUSTS - 1.8%
   Alexandria Real Estate Equities, Inc. .......                      15,930         1,024,140
   Franklin Street Properties Corp. ............                      57,645           842,193
                                                                                --------------
                                                                                     1,866,333
                                                                                --------------
  THRIFTS & MORTGAGE FINANCE - 1.2%
   First Niagara Financial Group, Inc. .........                      89,770         1,248,701
                                                                                --------------
  TOTAL FINANCIALS .............................                                     8,167,389
                                                                                --------------
 HEALTH CARE - 20.1%
  BIOTECHNOLOGY - 5.1%
   Dendreon Corp.* .............................                      37,265           979,324
   Human Genome Sciences, Inc.* ................                      37,215         1,138,779
   Metabolix, Inc.* ............................                      79,835           883,773
   United Therapeutics Corp.* ..................                      41,345         2,176,814
                                                                                --------------
                                                                                     5,178,690
                                                                                --------------
  HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
   Integra LifeSciences Holdings Corp.* ........                      29,585         1,088,136
   Inverness Medical Innovations, Inc.* ........                      79,480         3,299,215
   ResMed, Inc.* ...............................                      18,945           990,255
                                                                                --------------
                                                                                     5,377,606
                                                                                --------------
  HEALTH CARE PROVIDERS & SERVICES - 7.4%
   BioScrip, Inc.* .............................                      82,855           692,668
   Catalyst Health Solutions, Inc.* ............                      79,045         2,882,771
   IPC The Hospitalist Co.* ....................                       4,470           148,628
   MEDNAX, Inc.* ...............................                      25,055         1,506,307
   PSS World Medical, Inc.* ....................                      64,620         1,458,473
   Team Health Holdings, Inc.* .................                      61,160           857,463
                                                                                --------------
                                                                                     7,546,310
                                                                                --------------
  HEALTH CARE TECHNOLOGY - 1.6%
   SXC Health Solutions Corp.* .................                      30,290         1,634,146
                                                                                --------------
  LIFE SCIENCES TOOLS & SERVICES - 0.7%
   Medivation, Inc.* ...........................                      20,280           763,542
                                                                                --------------
  TOTAL HEALTH CARE ............................                                    20,500,294
                                                                                --------------
INDUSTRIALS - 13.0%
  AIR FREIGHT & LOGISTICS - 0.8%
   Atlas Air Worldwide Holdings, Inc.* .........                      21,715           808,884
                                                                                --------------
  COMMERCIAL SERVICES & SUPPLIES - 3.4%
   Aegean Marine Petroleum Network, Inc. .......                      63,120         1,734,538
   GeoEye, Inc.* ...............................                      36,015         1,004,098
   Global Defense Technology & Systems, Inc.* ..                      46,325           762,509
                                                                                --------------
                                                                                     3,501,145
                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS DECEMBER 31, 2009 (Unaudited) continued


                                                                                    Value
                                                                Shares            (Note 2)
                                                        --------------------    --------------
COMMON STOCK - continued
 CONSTRUCTION & ENGINEERING - 0.9%
  MasTec, Inc.* .......................................               75,330    $      941,625
                                                                                --------------
 ELECTRICAL EQUIPMENT - 3.8%
  Harbin Electric, Inc.* ..............................               45,065           925,635
  Power-One, Inc.* ....................................              377,265         1,641,103
  Trina Solar Ltd., SP ADR* ...........................               24,155         1,303,645
                                                                                --------------
                                                                                     3,870,383
                                                                                --------------
 MACHINERY - 0.7%
  Harsco Corp .........................................               21,970           708,093
                                                                                --------------
 PROFESSIONAL SERVICES - 0.6%
  Korn/ Ferry International* ..........................               38,360           632,940
                                                                                --------------
 ROAD & RAIL - 2.8%
  Genesee & Wyoming, Inc. - Class A* ..................               36,945         1,205,885
  Landstar System, Inc. ...............................               18,215           706,196
  Old Dominion Freight Line, Inc.* ....................               28,935           888,305
                                                                                --------------
                                                                                     2,800,386
                                                                                --------------
 TOTAL INDUSTRIALS ....................................                             13,263,456
                                                                                --------------
INFORMATION TECHNOLOGY - 25.1%
 COMMUNICATIONS EQUIPMENT - 4.3%
  Comverse Technology, Inc.* ..........................              114,045         1,077,725
  DG Fastchannel, Inc.* ...............................               49,830         1,391,752
  Finisar Corp.* ......................................               98,650           879,958
  Viasat, Inc.* .......................................               31,950         1,015,371
                                                                                --------------
                                                                                     4,364,806
                                                                                --------------
 COMPUTERS & PERIPHERALS - 0.9%
  Cray, Inc.* .........................................               70,615           453,348
  Intevac, Inc.* ......................................               41,165           472,163
                                                                                --------------
                                                                                       925,511
                                                                                --------------
 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
  AVX Corp. ...........................................               94,835         1,201,559
  IMAX Corp.* .........................................               79,270         1,054,291
  Maxwell Technologies, Inc.* .........................               35,865           639,832
  Plexus Corp.* .......................................               16,045           457,283
  Sanmina-SCI Corp.* ..................................               91,795         1,012,499
                                                                                --------------
                                                                                     4,365,464
                                                                                --------------
 IT SERVICES - 4.1%
  Euronet Worldwide, Inc.* ............................               56,200         1,233,590
  MAXIMUS, Inc. .......................................               18,425           921,250
  TNS, Inc.* ..........................................               80,480         2,067,531
                                                                                --------------
                                                                                     4,222,371
                                                                                --------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.5%
  Integrated Device Technology, Inc.* ................               142,625           922,784
  Intersil Corp. - Class A ...........................                98,075         1,504,470
  Lattice Semiconductor Corp.* .......................               165,835           447,754
  Power Integrations, Inc ............................                22,130           804,647
  Spreadtrum Communications, Inc.,
  ADR* ...............................................               234,942         1,282,783
  Veeco Instruments, Inc.* ...........................               109,940         3,632,418
  Verigy, Ltd.* ......................................                10,738           138,198
                                                                                --------------
                                                                                     8,733,054
                                                                                --------------
 SOFTWARE - 3.0%
  ArcSight, Inc.* ....................................                33,610           859,744
  Smith Micro Software, Inc.* ........................                82,065           750,074
  Solera Holdings, Inc. ..............................                40,935         1,474,069
                                                                                --------------
                                                                                     3,083,887
                                                                                --------------
 TOTAL INFORMATION TECHNOLOGY                                                       25,695,093
                                                                                --------------
MATERIALS  - 4.1%
 CHEMICALS - 3.3%
  Airgas, Inc. ........................................               28,210         1,342,796
  Methanex Corp .......................................               65,423         1,275,094
  Yongye International, Inc.* .........................               97,630           793,732
                                                                                --------------
                                                                                     3,411,622
                                                                                --------------
 METALS & MINING - 0.8%
  Reliance Steel & Aluminum Co. .......................               19,155           827,879
                                                                                --------------
 TOTAL MATERIALS.......................................                              4,239,501
                                                                                --------------

TELECOMMUNICATION SERVICES - 4.1%
 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
  Atlantic Tele-Network, Inc. .........................               27,360         1,505,074
  Cogent Communications Group, Inc.* ..................               82,415           812,612
                                                                                --------------
                                                                                     2,317,686
                                                                                --------------
 WIRELESS TELECOMMUNICATION SERVICES - 1.8%
  SBA Communications Corp. - Class A* .................               54,850         1,873,676
                                                                                --------------
 TOTAL TELECOMMUNICATION SERVICES......................                              4,191,362
                                                                                --------------
 TOTAL COMMON STOCK
   (COST $79,399,738)..................................                             99,821,442
                                                                                --------------

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUNDS

SCHEDULE OF INVESTMENTS DECEMBER 31, 2009 (Unaudited) continued

                                                                          Value
                                                          Shares        (Note 2)
                                                      -------------   --------------
SHORT-TERM INVESTMENTS - 1.8%
    BlackRock Liquidity Funds TempCash
        Portfolio - Institutional Series
        (seven day effective yield 0.16%) ........           936,749    $    936,749
    BlackRock Liquidity Funds TempFund
        Portfolio - Institutional Series
        (seven day effective yield 0.11%) ........           936,749         936,749
                                                                        ------------
  TOTAL SHORT-TERM INVESTMENTS
    (COST $1,873,498) ............................                         1,873,498
                                                                        ------------

  TOTAL INVESTMENTS
    (COST $81,273,236)+ - 99.5% ..................                       101,694,940

  OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% ...                           547,155
                                                                        ------------
  NET ASSETS - 100.0% ............................                      $102,242,095
                                                                        ============

----------
ADR    American Depositary Receipt

SP ADR Sponsored American Depositary Receipt

*      Non-income producing security.

+ The cost for federal income tax purposes is $81,273,236. As of December 31, 2009, net unrealized appreciation was $20,421,704. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $20,937,343 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $515,639.

    The accompanying notes are an integral part of the financial statements.

FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

      The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Table below illustrate your Fund's costs in two ways.

      - ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      - HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2009 TO DECEMBER 31, 2009

EXPENSE TABLE

                                                              Beginning      Ending                  Expenses
                                                               Account       Account    Annualized     Paid
                                                                Value         Value       Expense     During
                                                               07/01/09     12/31/09       Ratio      Period*
                                                              ----------  ------------  -----------  ---------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return .......................................    $ 1,000.00  $   1,257.40     1.25%     $    7.11
Hypothetical 5% Return Before Expenses ...................      1,000.00      1,018.82     1.25           6.38

----------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE ROXBURY FUNDS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
ROXBURY SMALL-CAP GROWTH FUND
December 31, 2009 (Unaudited)

ASSETS:
Investments in securities, at value* .............................   $  101,694,940
Receivable for fund shares sold ..................................          432,906
Receivables for investments sold .................................          594,739
Dividends and interest receivable ................................           21,159
Other assets .....................................................           18,125
                                                                     --------------
Total assets .....................................................      102,761,869
                                                                     --------------
LIABILITIES:
Payable for fund shares redeemed .................................          237,076
Payable for investments purchased ................................          121,157
Accrued advisory fee .............................................           65,191
Other accrued expenses ...........................................           96,350
                                                                     --------------
Total liabilities ................................................          519,774
                                                                     --------------
NET ASSETS .......................................................   $  102,242,095
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $  146,418,394
Par value ........................................................           75,020
Accumulated net investment loss ..................................        (397,064)
Accumulated net realized loss on investments .....................     (64,275,959)
Net unrealized appreciation of investments .......................       20,421,704
                                                                     --------------
NET ASSETS .......................................................   $  102,242,095
                                                                     ==============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ..........................................   $  102,242,095
                                                                     ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ..........................................        7,501,972
PER SHARE:
Institutional Shares (net asset value, offering and redemption
  price) .........................................................   $        13.63
                                                                     ==============
----------
*   Investments at cost                                              $   81,273,236
                                                                     ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
ROXBURY SMALL-CAP GROWTH FUND
For the Six Months Ended December 31, 2009 (Unaudited)

INVESTMENT INCOME:
   Dividends ...........................................................     $      186,215
   Foreign tax withheld ................................................             (1,520)
                                                                             --------------
     Total investment income ...........................................            184,695
                                                                             --------------
EXPENSES:
   Advisory fees .......................................................            457,147
   Administration and accounting fees ..................................             54,010
   Professional fees ...................................................             46,551
   Transfer agent fees .................................................             35,659
   Trustees' fees ......................................................             17,102
   Registration fees ...................................................             15,393
   Custody fees ........................................................             12,628
   Reports to shareholders .............................................              9,549
   Other ...............................................................             43,623
                                                                             --------------
     Total expenses before fee waivers and expense reimbursements ......            691,662
     Advisory fees waived/expenses reimbursed ..........................           (120,229)
                                                                             --------------
     Total expenses, net ...............................................            571,433
                                                                             --------------
   Net investment loss .................................................           (386,738)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain on investments ....................................         10,569,505
   Change in unrealized appreciation (depreciation) on investments......          9,995,203
                                                                             --------------
   Net gain on investments .............................................         20,564,708
                                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................     $   20,177,970
                                                                             ==============

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL STATEMENTS continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Roxbury Small-Cap
                                                                               Growth Fund
                                                                     ---------------------------------
                                                                        For the
                                                                      Six Months
                                                                         Ended           For the
                                                                      December 31,      Year Ended
                                                                          2009           June 30,
                                                                      (Unaudited)         2009
                                                                     -------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
        Net investment loss .......................................  $    (386,738)   $     (938,748)
        Net realized gain/(loss) on investments ...................     10,569,505       (47,344,532)
        Net change in unrealized appreciation/
          (depreciation) on investments ...........................      9,995,203        (1,211,701)
                                                                     -------------    --------------
Net increase/(decrease) in net assets resulting
     from operations ..............................................     20,177,970       (49,494,981)
                                                                     -------------    --------------
Distributions to shareholders from:
   Tax return of capital:
          Institutional shares ....................................             --           (30,722)
                                                                     -------------    --------------
Total Distributions ...............................................             --           (30,722)
                                                                     -------------    --------------
Fund share transactions:
   Institutional Class
        Proceeds from shares sold .................................     10,358,032        16,322,357
        Cost of shares issued on reinvestment of
          distributions ...........................................             --            23,098
        Redemption fees ...........................................          1,237                --
        Cost of shares redeemed ...................................     (5,478,353)      (58,620,389)
                                                                     -------------    --------------
   Investor Class
        Proceeds from shares sold .................................             --             3,500
        Cost of shares redeemed ...................................             --          (365,163)
                                                                     -------------    --------------
Net increase/(decrease) in net assets from Fund
     share transactions ...........................................      4,880,916       (42,636,597)
                                                                     -------------    --------------
Total increase/(decrease) in net assets ...........................     25,058,886       (92,162,300)

NET ASSETS:
Beginning of period ...............................................     77,183,209       169,345,509
                                                                     -------------    --------------
End of period .....................................................  $ 102,242,095    $   77,183,209
                                                                     =============    ==============
Accumulated net investment income loss ............................  $    (397,064)   $      (10,326)
                                                                     =============    ==============
Capital share transactions:
   Institutional Class
        Shares sold ...............................................        818,781         1,541,220
        Shares reinvested .........................................             --             2,680
        Shares redeemed ...........................................       (435,637)       (6,271,964)
                                                                     -------------    --------------
Net increase/(decrease) ...........................................        383,144        (4,728,064)
                                                                     =============    ==============
   Investor Class
        Shares sold ...............................................             --               257
        Shares redeemed ...........................................             --           (33,801)
                                                                     -------------    --------------
Net increase/(decrease) ...........................................             --           (33,544)
                                                                     =============    ==============

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                              For the
                                            Six Months
                                               Ended                                 For the
                                            December 31,                      Years Ended June 30,
                                                2009       -----------------------------------------------------------------------
                                            (Unaudited)        2009           2008           2007           2006          2005
                                            ------------   ------------   ------------   ------------   ------------   -----------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES(1)
   NET ASSET VALUE -- BEGINNING OF
     PERIOD ..............................  $      10.84   $      14.25   $      20.69   $      19.62   $      16.66   $     16.75
                                            ------------   ------------   ------------   ------------   ------------   -----------
INVESTMENT OPERATIONS:
   Net investment loss(2) ................         (0.05)         (0.10)         (0.13)         (0.19)         (0.15)        (0.17)
   Net realized and unrealized
    gain/(loss) on investments ...........          2.84          (3.31)         (3.27)          2.87           3.17          0.43
                                            ------------   ------------   ------------   ------------   ------------   -----------
   Total from investment operations ......          2.79          (3.41)         (3.40)          2.68           3.02          0.26
                                            ------------   ------------   ------------   ------------   ------------   -----------
DISTRIBUTIONS:
   From net realized gains ...............            --             --          (3.04)         (1.61)         (0.06)        (0.35)
   From tax return of capital ............            --             --(3)          --             --             --            --
                                            ------------   ------------   ------------   ------------   ------------   -----------
   Total distributions ...................            --             --          (3.04)         (1.61)         (0.06)        (0.35)
                                            ------------   ------------   ------------   ------------   ------------   -----------
   NET ASSET VALUE -- END OF PERIOD ......  $      13.63   $      10.84   $      14.25   $      20.69   $      19.62   $     16.66
                                            ============   ============   ============   ============   ============   ===========
   TOTAL RETURN ..........................         25.74%**      (23.90)%       (18.07)%        14.28%         18.17%         1.53%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
     Including waivers/reimbursements ....          1.25%*         1.25%          1.25%          1.25%          1.24%         1.36%
     Excluding waivers/reimbursements ....          1.51%*         1.47%          1.36%          1.26%          1.25%         1.37%
   Net investment loss ...................         (0.85)%*       (0.89)%        (0.77)%        (0.95)%        (0.78)%       (1.04)%
   Portfolio turnover rate ...............            89%**         163%           167%           159%           144%          161%
   Net assets at the end of period
    (000 omitted) .......................   $    102,242   $     77,183   $    168,873   $    217,391   $    198,835   $   147,907

----------
*     Annualized

**    Not annualized

(1) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3)   Amount is less than $0.01.

(4) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") (the "Fund") is a series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Fund is June 30th.

      As of December 31, 2009, the Fund offers one class of shares:
      Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

      FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

      - Level 1 -- quoted prices in active markets for identical securities

      - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:

                                                                    LEVEL 2        LEVEL 3
                                   TOTAL             LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                 VALUE AT            QUOTED        OBSERVABLE    UNOBSERVABLE
                             DECEMBER 31, 2009       PRICE           INPUTS        INPUTS
                             -----------------   --------------   ------------   ------------
Investments in Securities*   $     101,694,940   $  101,694,940   $         --   $         --

----------
* Common stocks and short-term investments are level 1. Please refer to schedule of investments for industry or sector breakout.

FEDERAL INCOME TAXES. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Fund records expenses on an accrual basis. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets or other relative basis.

CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENT. In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to the Fund. For its services, Roxbury receives a fee from the Fund at an annual rate as follows:

                                             % of Average Daily Net Assets
                                   -------------------------------------------------
Small-Cap Growth Fund ..........   1.00% up to $1 billion; 0.95% of next $1 billion;
                                         and 0.90% in excess of $2 billion

Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

                                   Expense Cap    Expiration Date
                                   -----------   -----------------
Small-Cap Growth Fund
   Institutional Shares ........      1.25%      December 31, 2020

      COMPENSATION OF TRUSTEES AND OFFICERS. The Fund pays each Trustee who is not an interested person of the Fund a fee of $5,000 per year plus $2,000 for each Board meeting attended in person and $200 for each special Board or committee meeting attended by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Chairman is paid an additional fee of $1,000 per year. Trustees of the Fund who are employees or Officers of Roxbury do not receive any compensation from the Fund.

4. OTHER SERVICES PROVIDERS. PNC Global Investment Servicing (U.S.) Inc. ("PNC"), provides administrative and accounting services to the Funds pursuant to an Accounting and Administrative Services Agreement.

      PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement.

5. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            Small-Cap
                           Growth Fund
                          --------------
Purchases .............   $   83,592,476
Sales .................       77,828,917

6. REDEMPTION FEES. In accordance with the prospectus, the Fund charges a redemption fee of 1% on proceeds from shares redeemed within 60 days following their acquisition. The redemption fee is included as a separate line item under the Fund share transactions section on the Statements of Changes in Net Assets.

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. On June 30, 2009, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses.

                                                               Small-Cap
                                                              Growth Fund
                                                             --------------
Paid-in Capital ..........................................    $    (938,748)
Undistributed net investment income (loss) ...............          938,748
Accumulated net realized gain (loss) on investments ......               --

THE ROXBURY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED

      The tax character of distributions paid during the six months ended December 31, 2009 and the year ended June 30, 2009 was as follows:

                                         Small-Cap
                                        Growth Fund
                                        ------------
SIX MONTHS ENDED DECEMBER 31, 2009
Ordinary income .....................   $         --
Long-term capital gains .............             --
                                        ------------
   Total distributions ..............   $         --
                                        ============
YEAR ENDED JUNE 30, 2009
Ordinary income .....................   $         --
Long-term capital gains .............             --
Return of capital ...................         30,722
                                        ------------
   Total distributions ..............   $     30,722
                                        ============

      Under federal tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2009, the Small-Cap Growth Fund incurred post-October capital losses of $33,157,128.

      The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly tax balances have not been determined as of December 31, 2009.

      For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2009, the Small-Cap Growth Fund had capital loss carryforwards of $37,463,706, that will expire on June 30, 2017.

8. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

9. SUBSEQUENT EVENT. Management has evaluated the impact of all subsequent events on the Fund through February 19, 2010, the date the financial statements were issued, and has determined that there was the following subsequent event:

      On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC.

      The Stock Sale includes PNC and PFPC Trust Company and is expected to close in the third quarter of 2010.

BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

      At a meeting held on August 5, 2009, the Board of Trustees, including the Trustees who are not "interested persons" as defined in the Investment Company Act of 940, as amended, ("Independent Trustees"), approved the continuation of the investment advisory agreement (the "Agreement") between the Trust, on behalf of the Small-Cap Fund (the "Fund"), and Roxbury Capital Management LLC ("Roxbury").

      During its deliberations, the Board considered many factors, including the nature, extent and quality of services provided by Roxbury, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the Fund's investment program, Roxbury provides, at its expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. Roxbury provided information about these services, as well as its profitability. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Roxbury are satisfactory.

      The Trustees considered the investment experience of Roxbury and the investment performance of the Fund. The Fund's performance for 2009 year-to-date had slightly outperformed its benchmark and the Fund's annualized performance since inception was competitive.

      The Board considered the costs of services to be provided by Roxbury. In connection with the Trustees' consideration of the level of the management fee, the Trustees considered the total expense ratio and gross advisory fee comparison of the Fund compared to other comparable funds and noted that the Fund's total expense ratio and gross advisory fee were in line with those comparable funds. The Board also considered Roxbury's contractual agreement to limit the Fund's total expenses. On the basis of the information provided, the Board concluded that the advisory fee was reasonable and appropriate in light of the quality of the services provided to the Fund.

      The Trustees also considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory fee level and fee waiver reflect these economies of scale for the benefit of shareholders. In addition, the Trustees also discussed other benefits to be received by Roxbury from its management of the Fund, including the ability to market its advisory services for similar products in the future.

      After considering all the factors, and taking into consideration information presented before and during the meeting, the Board, including all of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to approve the continuation of the Agreement. In arriving at their decision, the Board did not identify any single factor as controlling, but made their determination in light of all of the facts and circumstances.

          PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-497-2960. Information regarding how the Fund voted proxies related to portfolio securities during the 12-month period ended June 30, 2009 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

THE ROXBURY FUNDS

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

[THE ROXBURY FUNDS LOGO]
DISCIPLINED INVESTING. INDEPENDENT THINKING.

                    This report is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund. Shares of The Roxbury Funds are distributed by Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406.

                                                                     DECEMBER 09

ITEM  2. CODE OF ETHICS.

Not applicable.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM  6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2)Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)   Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) THE ROXBURY FUNDS

By (Signature and Title)*    /s/ Brian C. Beh
                             -------------------------------------------
                             Brian C. Beh, President
                             (principal executive officer)

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Brian C. Beh
                            --------------------------------------------
                            Brian C. Beh, President
                            (principal executive officer)

Date March 1, 2010


By (Signature and Title)*   /s/ Lance Simpson
                            --------------------------------------------
                            Lance Simpson, Treasurer and CCO
                            (principal financial officer)

Date March 1, 2010


* Print the name and title of each signing officer under his or her signature.